FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of contingent consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Beginning balance	$ 14,039
Assumed in Business Combination		$ 13,200
Change in fair value of Contingent Consideration	(4,039)	839
Exercise / Payment	(10,000)
Ending balance		$ 14,039
Private Placement Warrants
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assumed in Business Combination	56,237
Change in fair value	$ 176,616
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Exercise / Payment	$ (232,853)